DIRECT OPERATING COSTS (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Schedule of direct operating costs	The following table presents direct operating costs by nature for the three and six months ended June 30, 2025 and 2024.

	Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	2025	2024	2025	2024
Inventory costs	$2,150	$7,283	$4,344	$14,769
Subcontractor and consultant costs	754	861	1,489	1,533
Concession construction materials and labor costs	43	38	79	78
Depreciation and amortization expense	767	809	1,497	1,617
Compensation	942	985	1,886	1,961
Other direct costs	809	952	1,572	1,848
Total	$5,465	$10,928	$10,867	$21,806